Inventories, Net - Schedule of Inventories Impairment Consists (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Inventories Impairment Consists [Abstract]
Beginning balance	$ (631,355)	$ (1,263,735)	$ (732,897)
Addition	(170,624)	(24,116)	(564,020)
Write-offs	477,209	669,919	27,596
Foreign currency exchange effect	(25,635)	(13,423)	5,586
Ending balance	$ (350,405)	$ (631,355)	$ (1,263,735)